SUBSEQUENT EVENTS (Details) - $ / shares		12 Months Ended
	Mar. 06, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Options, Granted		250,000	120,000	215,000
Exercise price		$ 8.10	$ 7.15	$ 8.66
Subsequent Event [Member]
Subsequent Event [Line Items]
Options, Granted	30,000
Exercise price	$ 8.9